UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200 Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 762-7085

Date of fiscal year end:   8/31

Date of reporting period:   11/30/17

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (61.4%)
U.S. Treasury Bills
$50,000,000	0.88%, 12/8/17 (a)	$49,990,229
160,000,000	0.99%, 12/14/17 (a)	159,938,151
80,000,000	0.99%, 1/2/18 (a)	79,927,529
60,000,000	1.00%, 1/11/18 (a)	59,929,958
60,000,000	1.17%, 3/22/18 (a)	59,781,978
		409,567,845
U.S. Treasury Notes
60,000,000	0.75%, 2/28/18	59,944,527
40,000,000	1.00%, 3/15/18	39,987,150
100,000,000	1.46% (USBMMY3M + 17 bps), 10/31/18	100,211,979
40,000,000	1.46% (USBMMY3M + 17 bps), 7/31/18	40,059,789
110,000,000	1.48% (USBMMY3M + 19 bps), 4/30/18	110,103,572
40,000,000	1.56% (USBMMY3M + 27 bps), 1/31/18	40,018,204
		390,325,221
Total U.S. Treasury Obligations		799,893,066

Repurchase Agreements (33.8%)
19,949,652	Bank of Montreal, 1.01%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $19,950,212, collateralized by various U.S. Treasury Obligations, (0.13% - 3.50%), (4/15/19 - 2/15/39), fair value of $20,348,648)	19,949,652
175,500,000	Credit Agricole CIB, 1.02%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $175,504,973, collateralized by various U.S. Treasury Obligations, (0.00% - 6.75%), (4/30/18 - 2/15/45), fair value of $179,010,014)	175,500,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 1.00%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $10,000,278, collateralized by U.S. Treasury Obligations, (0.00%), (5/15/36), fair value of $10,200,000)	$10,000,000
125,000,000	Mizuho Securities USA LLC, 1.04%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $125,003,611, collateralized by various U.S. Treasury Obligations, (0.13% - 2.63%), (12/15/17 - 1/15/27), fair value of $127,500,088)	125,000,000
110,000,000	RBC Capital Markets LLC, 1.02%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $110,003,117, collateralized by various U.S. Treasury Obligations, (0.00% - 8.75%), (12/31/17 - 5/15/47), fair value of $112,200,044)	110,000,000
Total Repurchase Agreements		440,449,652

Investment Companies (4.8%)

31,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.97%	31,000,000
31,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.97%	31,000,000
Total Investment Companies		62,000,000
Total Investments (Cost $1,302,342,718) - 100.0%		1,302,342,718
Liabilities in excess of other assets — 0.0%		(620,573)
Net Assets - 100.0%		$1,301,722,145

(a)	Rate represents the effective yield at purchase.

USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Government Agency Securities (33.9%)
Federal Farm Credit Bank
$15,000,000	1.09% (US0001M - 16 bps), 11/13/18	$15,000,000
20,000,000	1.37% (US0003M + 5 bps), 6/22/18	20,031,020
		35,031,020
Federal Home Loan Bank
30,000,000	0.98% (US0003M - 39 bps), 1/25/18	30,000,000
30,000,000	1.02% (US0003M - 38 bps), 2/9/18	30,000,288
50,000,000	1.07% (US0001M - 18 bps), 2/9/18	50,000,536
40,000,000	1.07% (US0001M - 17 bps), 2/1/18	40,000,000
30,000,000	1.10% (US0001M - 14 bps), 4/6/18	30,000,000
15,000,000	1.12% (US0001M - 13 bps), 10/10/18	14,999,373
50,000,000	1.12% (US0001M ), 1/26/18 (a)	49,911,567
25,000,000	1.14% (US0001M - 11 bps), 10/11/18	25,009,897
10,000,000	1.15% (US0001M - 13 bps), 8/20/18	10,000,000
20,000,000	1.16% (US0001M - 17 bps), 1/26/18	20,000,000
25,000,000	1.26% (US0003M - 21 bps), 2/28/18	25,002,031
7,800,000	1.31% (US0001M + 7 bps), 12/5/17	7,800,113
21,835,000	1.31% (US0001M + 7 bps), 12/7/17	21,835,524
		354,559,329
Federal Home Loan Mortgage Corp.
60,000,000	1.11%, 2/16/18 (a)	59,855,624
60,000,000	1.11%, 3/12/18 (a)	59,812,307
		119,667,931
Total U.S. Government Agency Securities.		509,258,280

U.S. Treasury Obligations (23.2%)

U.S. Treasury Bills
50,000,000	0.90%, 12/7/17 (a)	49,991,208
100,000,000	0.99%, 12/14/17 (a)	99,960,269
60,000,000	1.17%, 3/22/18 (a)	59,781,978
		209,733,455
U.S. Treasury Notes
80,000,000	1.46% (USBMMY3M + 17 bps), 10/31/18	80,169,583
30,000,000	1.46% (USBMMY3M + 17 bps), 7/31/18	30,038,850
30,000,000	1.48% (USBMMY3M + 19 bps), 4/30/18	30,028,573
		140,237,006
Total U.S. Treasury Obligations		349,970,461

Repurchase Agreements (42.7%)

20,082,700	Bank of Montreal, 1.01%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $20,083,264, collateralized by various U.S. Treasury Obligations, (0.13% - 3.50%), (2/15/18 - 5/15/46), fair value of $20,484,406)	20,082,700

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$197,100,000	Credit Agricole CIB, 1.02%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $197,105,585, collateralized by various U.S. Treasury Obligations, (0.00% - 9.13%), (12/21/17 - 11/15/40), fair value of $201,042,070)	$197,100,000
40,000,000	Goldman Sachs & Co., 1.01%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $40,001,122, collateralized by various U.S. Government Agency Obligations, (0.00% - 6.21%), (12/7/17 - 8/6/38), fair value of $40,800,001)	40,000,000
75,000,000	Mizuho Securities USA LLC, 1.04%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $75,002,167, collateralized by various U.S. Treasury Obligations, (2.00% - 2.88%), (1/31/18 - 6/30/22), fair value of $76,500,007)	75,000,000
110,000,000	RBC Capital Markets LLC, 1.03%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $110,003,147, collateralized by various U.S. Government Agency Obligations, (0.00% - 9.13%), (12/12/17 - 11/20/47), fair value of $112,200,035)	110,000,000
200,000,000	Wells Fargo Securities LLC, 1.00%, 12/1/17, (Purchased on 11/30/17, proceeds at maturity $200,005,556, collateralized by various U.S. Government Agency Obligations, (0.00% - 3.43%), (4/15/18 - 5/27/32), fair value of $204,000,489)	200,000,000
Total Repurchase Agreements		642,182,700

Investment Companies (0.3%)

5,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.97%	5,000,000
Total Investment Companies		5,000,000
Total Investments (Cost $1,506,411,441) - 100.1%		1,506,411,441
Liabilities in excess of other assets — (0.1)%		(854,596)
Net Assets - 100.0%		$1,505,556,845

(a)	Rate represents the effective yield at purchase.

US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (97.3%)
Alabama (1.8%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$645,064
Arizona (5.4%)
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Continuously Callable @ 100	761,078
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Continuously Callable @ 100	581,270
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	602,215
		1,944,563
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,231
Colorado (3.9%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	903,667
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	557,980
		1,461,647
Georgia (1.0%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Pre-refunded 1/1/19 @ 100	362,898
Illinois (3.4%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, Insured by: AGM	710,002
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	221,196
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	302,089
		1,233,287
Indiana (1.4%)
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	501,915
Iowa (2.1%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Continuously Callable @ 100	746,021
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	607,558
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Pre-refunded 12/1/19 @ 100	785,145

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Missouri (1.5%)
$500,000	Jackson County Missouri Reorganized School District #4 Blue Springs, GO, 4.00%, 3/1/28, Continuously Callable @ 100, Insured by: State Aid Withholding	$554,365
New Mexico (1.5%)
500,000	Sandoval County New Mexico Gross Receipts Tax Revenue, 4.00%, 6/1/28, Continuously Callable @ 100	547,045
North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/1/19 @ 100	771,180
Pennsylvania (6.1%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	762,360
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100, Insured by: State Aid Withholding	671,045
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Pre-refunded 5/15/19 @ 100, Insured by: State Aid Withholding	783,330
		2,216,735
South Carolina (2.2%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100	800,002
Tennessee (3.7%)
525,000	Metro Government of Nashville & Davidson County Tennessee, GO, 4.00%, 7/1/28, Continuously Callable @ 100	591,203
75,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Continuously Callable @ 100	77,240
675,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Pre-refunded 4/1/19 @ 100	695,871
		1,364,314
Texas (36.0%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	98,917
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100	213,278
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	686,878
500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Continuously Callable @ 100	558,285
500,000	City of Melissa Texas, GO, 4.00%, 2/15/28, Continuously Callable @ 100, Insured by: BAM	546,725

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$695,000	City of Royse Texas, GO, 3.50%, 8/15/31, Continuously Callable @ 100	$717,101
550,000	Del Valle Texas Independent School District, GO, 4.00%, 6/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	608,152
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	634,302
750,000	Garland Texas Electric Utility System Revenue Refunding, Series B, 5.00%, 3/1/26	893,152
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 1/5/18 @ 100, Insured by: AGM	150,474
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Continuously Callable @ 100	813,599
595,000	Kyle Texas, GO, 4.00%, 2/15/22, Pre-refunded 2/15/18 @ 100, Insured by: AGC	598,189
45,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	45,241
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	587,610
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	527,025
700,000	Longview Texas Independent School District, GO, 4.00%, 2/15/29, Continuously Callable @ 100, Insured by: PSF-GTD	771,910
590,000	Melissa Texas Independent School District School Building, GO, 4.00%, 8/1/27, Continuously Callable @ 100, Insured by: PSF-GTD	663,390
725,000	Newark Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 11/15/31, Continuously Callable @ 100	779,744
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Continuously Callable @ 100	716,178
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Pre-refunded 8/15/18 @ 100, Insured by: PSF-GTD	512,895
625,000	Waco Texas, GO, 4.00%, 2/1/25, Continuously Callable @ 100	691,725
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	453,780
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Pre-refunded 2/15/19 @ 100	779,828
		13,048,378

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Utah (2.0%)
$700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, Insured by: AGM	$713,832
Vermont (1.8%)
600,000	City of Burlington Vermont, GO, Series C, 4.00%, 11/1/28, Insured by: BAM	657,798
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	774,195
Washington (11.9%)
65,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Continuously Callable @ 100	68,093
685,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Pre-refunded 5/1/19 @ 100	717,490
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Pre-refunded 6/1/18 @ 100	509,645
500,000	King County Washington School District #414 Lake Washington, GO, 4.00%, 12/1/28, Continuously Callable @ 100, Insured by: School Bond Guarantee	556,250
335,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre-refunded 1/1/21 @ 100	367,981
165,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre-refunded 1/1/21 @ 100	179,329
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Pre-refunded 6/1/18 @ 100, Insured by: AGM	509,035
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	738,177
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	673,232
		4,319,232
West Virginia (1.7%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	610,875

Wisconsin (1.6%)
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Pre-refunded 12/1/18 @ 100	575,002
Total Municipal Bonds		35,321,282

Investment in Affiliates (1.5%)
533,914	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(a)	533,914
Total Investment in Affiliates		533,914
Total Investments (Cost $35,156,900) - 98.8%		35,855,196
Other assets in excess of liabilities — 1.2%		440,076
Net Assets - 100.0%		$36,295,272

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (20.1%)
$1,609,925	Banc of America Funding Trust, Series 2012-R2, Class 2A4, 3.27%, 10/26/36(a)(b)	$1,605,739
65,504	Bayview Financial Acquisition Trust,Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	65,286
376	Bayview Financial Acquisition Trust,Series 2006-A, Class 10A1, 5.70%, 2/28/41*(a)	422
1,536,139	BCAP LLC Trust, Series 2013-RR2, Class 7A1, 3.00%, 7/26/36(a)(b)	1,552,806
10,031	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(a)	10,249
223,882	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 3.00% (LIBOR01M + 175 bps), 5/15/33*	223,831
558	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(a)	566
13,673	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 1.47% (US0001M + 22 bps), 1/15/34*	12,869
1,555,121	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.76%, 9/26/33*(a)	1,702,722
515,927	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 3.20% (US0001M + 188 bps), 11/25/34*	269,882
285,162	Goal Capital Funding Trust 2007-1, Series 2007-1, Class A3, 1.42% (US0003M + 9 bps), 9/25/28(c)	285,109
532	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	532
569,671	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	570,799
30,212	Nations Equipment Finance Funding LLC, Series 2014-1A, Class 10A1, 1.56%, 7/20/18*(b)	30,202
1,448,503	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.54%, 8/25/35*(a)	1,503,593
1,026,475	Raspro Trust, Series 2005-1A, Class 10A1, 1.73% (LIBOR03M + 40 bps), 3/23/24(b)	1,002,994
197,175	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	200,057
240	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(a)	239
17,445	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.87%, 12/25/33*(a)	17,546
197,877	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(a)	185,421
1,640,368	Structured Asset Investment Loan, Series 2004-10, Class A4, 2.33% (US0001M + 100 bps), 11/25/34*	1,646,328

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$1,347,620	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 1.65% (US0003M + 27 bps), 10/28/37(c)	$1,244,542
1,798,202	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(a)(b)	1,802,004
1,412,668	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(a)(b)	1,415,534
2,836,377	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(a)(b)	2,839,746
1,500,000	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)(b)	1,504,301
Total Asset Backed Securities		19,693,319

Mortgage Backed Securities† (38.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
161,244	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.32%, 2/25/36*(a)	142,865
14,222	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.83%, 7/25/35*(a)	12,436
31,026	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 2.31% (12MTA + 131 bps), 7/20/35*	24,579
2,489	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 1.43% (US0001M + 10 bps), 10/25/36*	1,893
40,552	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(a)	40,513
1,781	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34*(a)	1,778
8,436	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36*(a)	7,935
21,441	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.13%, 9/25/34*(a)	21,196
112,892	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	113,409
12,992	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.59%, 4/21/34*(a)	13,288
29,904	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.85%, 8/25/35*(a)	29,786
72,332	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.13%, 9/25/34*(a)	72,015
35,167	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.38%, 1/25/36*(a)	30,395
		512,088
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
21,172	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	19,561

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$34,868	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	$33,455
2,650	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	2,682
29,082	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	26,693
29,811	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	23,436
29,094	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	24,962
29,448	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	25,665
186,059	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	128,392
83,685	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	86,328
74,289	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	63,557
33,980	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	34,301
5,464	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	5,472
27,919	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	28,428
5,788	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	6,074
488,697	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	516,631
26,896	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	27,400
8,353	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	8,807
34,056	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	33,974
9,688	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	9,734
33,388	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	33,244
55,952	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	51,827
1,318	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	1,325
51,206	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	33,635
42,026	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	36,868

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$32,327	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	$30,811
		1,293,262
Prime Adjustable Rate Mortgage Backed Securities (3.8%)
72,351	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.25%, 3/25/35*(a)	70,545
13,465	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.70%, 5/25/35(a)	13,697
349,790	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(a)	139,684
15,358	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.43%, 2/25/36*(a)	14,273
7,813	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.66%, 6/25/34*(a)	7,804
14,163	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.75%, 9/25/33*(a)	14,035
10,652	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.82%, 11/20/36*(a)	10,393
12,051	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.28%, 9/25/34*(a)	11,383
18,132	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 3.52% (H15T1Y + 230 bps), 10/25/35*	18,486
8,142	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.61%, 1/25/35*(a)	8,335
63,045	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.67%, 10/25/36*(a)	60,514
48,727	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.24%, 3/25/31*(a)	48,803
23,286	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.13%, 7/25/37*(a)	21,247
28,199	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.46%, 8/25/35(a)	28,249
843,865	Coast Savings & Loan Association, Series 1992-1, Class A, 2.67%, 7/25/22(a)	856,453
10,723	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.33%, 2/25/34*(a)	10,598
39,971	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.50%, 8/25/34*(a)	38,991
18,942	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.66%, 2/19/34*(a)	19,101
513	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.89%, 9/25/33*(a)	481
43,681	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.35%, 11/25/32*(a)	17,775

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$58,941	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.61%, 11/25/34*(a)	$60,079
4,202	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.35%, 7/27/36(a)(b)	4,193
23,629	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 3.34%, 10/25/35*(a)	22,573
136,933	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.68%, 11/19/35*(a)	130,328
29,841	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.96%, 7/25/35(a)(b)	29,825
40,842	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.29%, 11/25/35*(a)	40,691
68,467	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.50%, 4/25/35*(a)	68,223
16,340	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.71%, 12/19/35*(a)	16,158
117,145	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.74%, 1/19/35*(a)	115,934
869,689	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1, 1.78% (US0001M + 45 bps), 7/25/34*	870,263
20,532	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.15%, 8/25/34*(a)	20,289
63,587	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.35%, 9/25/36*(a)	62,249
39,489	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.49%, 7/25/36*(a)	35,813
58,582	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.54%, 8/25/36*(a)	48,308
46,538	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.54%, 8/25/34*(a)	46,127
7,751	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.37%, 7/25/35*(a)	7,872
4,743	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.45%, 8/25/36*(a)	4,683
7,047	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(a)(b)	7,027
2,677	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.39%, 2/25/34*(a)	2,678
16,551	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.85%, 7/25/34*(a)	16,661
23,705	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 3.17%, 12/25/34*(a)	23,847
39,836	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.58%, 8/25/34*(a)	40,474

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,619	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.76%, 8/25/34*(a)	$26,521
49,678	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.36%, 6/25/34*(a)	49,014
62,274	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.36%, 12/25/34*(a)	59,964
164,224	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.48%, 4/25/34*(a)	163,879
46,498	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.53%, 11/25/34*(a)	46,616
4,006	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.58%, 2/25/34*(a)	4,042
20,090	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.26%, 12/27/35*(a)	19,478
34,492	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.33%, 7/25/33*(a)	34,732
10,839	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.82%, 8/20/35*(a)	2,426
12,775	Washington Mutual, Series 2004-AR3, Class A2, 3.16%, 6/25/34*(a)	13,002
17,968	Washington Mutual, Series 2006-AR10, Class 1A2, 3.22%, 9/25/36*(a)	17,404
3,294	Washington Mutual, Series 2006-AR8, Class 1A1, 3.25%, 8/25/46*(a)	3,097
15,483	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- AR10, Class A1B, 1.75% (US0001M + 42 bps), 7/25/44*	15,498
114,997	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR14, Class 1A1, 2.96%, 11/25/36*(a)	109,727
50,111	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.13%, 2/25/35*(a)	51,039
15,325	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.35%, 6/25/34*(a)	15,563
8,116	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.42%, 6/25/34*(a)	8,346
25,952	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.51%, 8/25/33*(a)	26,567
4,629	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.57%, 4/25/36*(a)	4,677
11,528	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.60%, 7/25/34*(a)	11,757
7,394	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.76%, 12/25/34*(a)	7,666
		3,776,157

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (1.1%)
$21,631	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	$22,078
140,830	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	148,797
20,344	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	21,988
34,471	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	34,726
106,176	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	107,450
71,277	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	72,433
34,182	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	36,650
101,751	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	49,516
57,562	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	62,826
37,056	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	29,393
42,197	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	42,365
15,172	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	15,231
32,099	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	26,101
29,890	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(a)(b)	30,292
17,784	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	15,033
10,901	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	10,886
6,055	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	6,112
13,404	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	12,654
28,645	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	29,426
128,432	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	136,419
79,863	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34*	81,310
5,416	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,402
1,411	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	1,416

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$493	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	$493
99	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18*	99
1,310	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18*	1,309
46,543	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	46,828
20,070	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	20,409
		1,067,642
U.S. Government Agency Mortgage Backed Securities (31.4%)
642,638	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	598,217
426,489	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	419,894
889,673	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	873,997
960,349	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	931,475
666,561	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	645,723
415,552	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	405,832
964,106	Fannie Mae, Series 2011-124, Class CP, 2.25%, 12/25/40	948,392
615,765	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	605,025
1,713,809	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	1,702,132
285,206	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	280,743
496,580	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	491,956
122,600	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	122,568
8,858	Fannie Mae, 2.91% (H15T1Y + 187 bps), 12/1/22, Pool #303247	9,061
33,778	Fannie Mae, 2.94% (US0012M + 132 bps), 1/1/35, Pool #805386	35,075
244,584	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	246,403
271,379	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	274,633
880,443	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	881,934
1,660,351	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,688,293
8,020	Fannie Mae, 3.10% (H15T1Y + 216 bps), 6/1/32, Pool #725286	8,360
51,773	Fannie Mae, 3.27% (H15T1Y + 229 bps), 2/1/30, Pool #556998	52,792
1,264,140	Fannie Mae, Series 2003-W14, Class 2A, 4.04%, 1/25/43*(a)	1,332,999
1,098,263	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(a)	1,111,085
29,300	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(a)	30,998
2,957	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	3,103

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,512	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(a)	$7,899
15,625	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(a)	18,008
144	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	152
539	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	577
3,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	3,337
402,633	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	393,474
1,685,221	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,646,476
335,082	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	329,427
556,764	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	543,737
1,007,230	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	997,384
1,078,736	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,067,850
492,513	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	481,234
759,062	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	749,355
604,590	Freddie Mac, Series 4486, Class JN, 2.00%, 11/15/24	590,938
1,760,883	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	1,750,012
1,216,560	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(a)	1,198,182
128,613	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	128,939
831,873	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	826,593
886,365	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	876,551
834,764	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	828,862
155,868	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	156,352
83,531	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	84,149
539,776	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	539,220
162,678	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	163,562
985,517	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	995,126
6,751	Freddie Mac, 3.00% (US0006M + 154 bps), 4/1/36, Pool #1N0148	6,997
756,155	Freddie Mac, Series T-67, Class 1A1C, 3.27%, 3/25/36*(a)	780,298
1,365,393	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	1,402,325
25,041	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	26,129
62,579	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	62,454
6,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	6,215

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,989	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	$2,060
1,833	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	1,889
1,560	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	1,625
108	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	110
1,557	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,679
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,072
2,674	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,913
1,914	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	2,085
404,861	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	368,260
3,641	Government National Mortgage Assoc., 2.25% (H15T1Y + 150 bps), 12/20/27, Pool #80141	3,770
6,169	Government National Mortgage Assoc., 2.25% (H15T1Y + 150 bps), 11/20/29, Pool #876947	6,230
4,537	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 1/20/23, Pool #8123	4,633
5,523	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 1/20/25, Pool #8580	5,674
2,966	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 3/20/26, Pool #8832	3,035
4,227	Government National Mortgage Assoc., 2.37% (H15T1Y + 150 bps), 3/20/29, Pool #80263	4,269
689	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 12/20/18, Pool #8437	687
2,629	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 12/20/21, Pool #8889	2,663
7,786	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	8,005
19,240	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 5/20/34, Pool #80916	20,019
49,364	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	49,457
134	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	149
124	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	132
40	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	41
368	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	379
		30,853,340
Total Mortgage Backed Securities		37,502,489

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds (8.7%)
Banks (6.1%)
$500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	$494,600
1,000,000	Export-Import Bank of Korea, 2.25%, 1/21/20	991,667
1,500,000	Korea Development Bank, 3.00%, 3/17/19	1,507,696
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,503,686
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,488,724
		5,986,373
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	118,000
Internet Software & Services (1.3%)
1,250,000	eBay, Inc., 1.86% (US0003M + 48 bps), 8/1/19	1,254,066
Oil, Gas & Consumable Fuels (1.2%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,148,562
Total Corporate Bonds		8,507,001

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (2.7%)
Delaware (1.1%)
$1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @ 100	$1,064,720
Georgia (1.6%)
1,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,613,685
Total Taxable Municipal Bonds		2,678,405

U.S. Treasury Obligations (27.8%)
U.S. Treasury Notes
9,546,000	1.00%, 5/31/18	9,523,999
14,115,000	1.25%, 4/30/19	14,016,306
3,817,000	2.25%, 2/15/27	3,762,876
		27,303,181
Total U.S. Treasury Obligations		27,303,181

Investment in Affiliates (4.2%)
4,091,999	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(e)	4,091,999
Total Investment in Affiliates		4,091,999
Total Investments (Cost $101,995,352) - 101.6%		99,776,394
Liabilities in excess of other assets — (1.6)%		(1,550,223)
Net Assets - 100.0%		$98,226,171

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2017.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2017, illiquid securities were 1.6% of the Fund’s net assets.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
LIBOR01M	1 Month US Dollar LIBOR
LIBOR03M	3 Month US Dollar LIBOR
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.3%)
$154,704	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.05% (US0001M + 72 bps), 10/25/34*	$155,144
126	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(a)	141
10,151	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(a)	10,196
206,932	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	207,341
7,405	Nations Equipment Finance Funding LLC, Series 2014-1A, Class 10A1, 1.56%, 7/20/18*(b)	7,403
273,260	Raspro Trust, Series 2005-1A, Class 10A1, 1.73% (LIBOR03M + 40 bps), 3/23/24(b)	267,009
121,380	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34*(a)	121,243
144	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(a)	144
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(a)	59,416
570,000	SLM Student Loan Trust, Series 12-7, Class B, 3.13% (US0001M + 180 bps), 9/25/43*	569,999
Total Asset Backed Securities		1,398,036

Mortgage Backed Securities† (40.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.2%)
10,085	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	9,917
82,590	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	83,042
8,706	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	8,631
19,258	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	19,487
97,926	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	67,574
86,417	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006- AB2, Class A3, 5.52%, 6/25/36*(a)	78,633
17,071	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	17,290
8,292	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	8,239
25,314	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	26,289
5,860	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	5,967
69,363	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	71,474
28,080	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	28,716

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$10,164	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	$10,635
27,214	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	28,470
42,416	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	42,827
15,689	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(a)	15,841
41,248	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(a)	33,006
8,721	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(a)	8,986
100,892	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(a)	43,790
54,389	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 4.47%, 10/25/40(a)(b)	46,333
2,266	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	2,270
13,506	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	13,292
15,134	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	14,384
20,674	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	18,811
37,741	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	28,479
55,696	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	47,259
77,999	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	68,899
83,451	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	79,262
		927,803
Prime Adjustable Rate Mortgage Backed Securities (1.7%)
15,435	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.78%, 11/20/34*(a)	15,047
4,965	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.64%, 10/25/33*(a)	5,120
18,072	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.77%, 11/25/34*(a)	18,118
12,848	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.66%, 2/25/34*(a)	12,232
22,206	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.50%, 8/25/34*(a)	21,661
34,107	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.13%, 4/25/37*(a)	30,103

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$9,592	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.38%, 4/25/36*(a)	$9,457
50,083	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.58%, 10/25/36*(a)	46,342
79,040	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.68%, 2/25/35*(a)	81,036
424,436	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.82%, 9/25/35*(a)	404,862
80,954	Structured Mortgage Loan, Series 2004-3AC, Class A1, 3.42%, 3/25/34*(a)	81,815
5,420	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.82%, 8/20/35*(a)	1,213
2,237	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 3.32%, 5/25/34*(a)	2,273
		729,279
Prime Fixed Mortgage Backed Securities (0.8%)
15,885	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(a)	15,603
20,314	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	17,172
14,034	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	14,413
17,612	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	19,577
9,403	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	9,620
8,955	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	8,965
5,663	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	5,616
15,427	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	13,946
2,718	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	2,754
36,791	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	38,416
9,920	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	9,995
18,683	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	18,986
896	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	899
945	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	962
38,801	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	40,815
3,792	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	3,966
96,372	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	96,320

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,936	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	$16,927
224	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	245
2,002	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	2,004
2,372	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,396
1,094	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,188
		340,785
U.S. Government Agency Mortgage Backed Securities (35.5%)
80,330	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	74,777
227,743	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	225,678
480,830	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	466,165
461,119	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	453,039
111,093	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	107,620
686	Fannie Mae, Series 1992-45, Class F, 2.24% (T7Y ), 4/25/22	679
142,603	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	140,371
198,633	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	196,783
474,641	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	469,617
206,797	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	205,150
61,300	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	61,284
360,172	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	353,605
537,784	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	523,965
881,822	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	867,548
593,245	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	590,097
226,240	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	227,923
67,845	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	68,658
464,691	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	463,563
403,228	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	410,014
448,584	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	454,101
792,380	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	791,214
5,707	Fannie Mae, 3.37% (US0012M + 162 bps), 9/1/33, Pool #739372	5,891
4,217	Fannie Mae, 3.45% (US0012M + 186 bps), 1/1/37, Pool #906675	4,493

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,482	Fannie Mae, 3.62% (H15T1Y + 250 bps), 7/1/23, Pool #224951	$1,490
385	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	385
229	Fannie Mae, 6.00%, 4/1/35, Pool #735503	261
779	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	792
2,022	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	2,102
2,094	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	2,357
15,817	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	18,631
760	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	881
2,530	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	2,734
1,124	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	1,209
177	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	187
930	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	997
239	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	255
318	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	337
181	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	192
100,658	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	98,369
235,833	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	230,411
141	Freddie Mac, Series 1222, Class P, 1.96% (T10Y - 40 bps), 3/15/22*	142
628,507	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	618,493
288,033	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	285,733
777,450	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	769,851
273,367	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	267,107
169,028	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	161,783
276,022	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	272,493
573,693	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	572,210
338,278	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	333,679
442,821	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	437,912
185,796	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	183,739
465,479	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	463,981
465,224	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	461,935
179,925	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	179,740

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,886	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	$5,905
244,149	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	247,688
221,475	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	221,568
565,184	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	567,940
281,953	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	284,702
339,592	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	348,777
21,159	Freddie Mac, 5.12% (H15T1Y + 228 bps), 8/1/34, Pool #755230	21,717
3,188	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	3,327
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,143
2,033	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	2,137
3,033	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	3,234
2,486	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	2,687
934	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	983
2,679	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,996
646	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	690
4,356	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	4,711
6,329	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	6,896
150	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	156
303,985	Government National Mortgage Assoc., Series 2011-128, Class BL, 2.00%, 9/16/26	300,516
125,166	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	124,889
86,756	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	78,913
68,761	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	69,037
6,889	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	6,932
128	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	145
1,446	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,450
849	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	917
96	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	104
233	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	252
2,255	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,440

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,501	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	$5,992
5,593	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	5,678
		14,860,145
Total Mortgage Backed Securities		16,858,012

Corporate Bonds (10.1%)
Banks (1.0%)
440,000	Wells Fargo & Co., 3.00%, 10/23/26	429,905
Capital Markets (1.0%)
440,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	439,509
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/5/18 @ 101*	39,045
Internet Software & Services (1.0%)
400,000	eBay, Inc., 1.86% (US0003M + 48 bps), 8/1/19	401,301
IT Services (0.9%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	395,041
Oil, Gas & Consumable Fuels (1.0%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	400,431
Real Estate Management & Development (0.8%)
334,907	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	346,976
Technology Hardware, Storage & Peripherals (1.1%)
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	454,939
Thrifts & Mortgage Finance (3.2%)
935,712	Preferred Term Securities XX, Class B2, 1.77% (US0003M + 45 bps), 3/22/38, Callable 1/5/18 @ 100*(b)	697,105
960,821	Preferred Term Securities XXVI, Series B-2, 1.88% (US0003M + 56 bps), 9/22/37, Callable 1/5/18 @ 100*(b)	619,729
		1,316,834
Total Corporate Bonds		4,223,981

Taxable Municipal Bonds (5.1%)
Illinois (1.2%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	501,020
Kansas (1.1%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	474,078

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.4%)
$165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	$170,333
Texas (1.2%)
445,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @ 100, Insured by: PSF-GTD	500,910
Wisconsin (1.2%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGM	492,058
Total Taxable Municipal Bonds		2,138,399

U.S. Government Agency Securities (7.7%)
Fannie Mae
750,000	1.50%, 7/28/21, Callable 1/28/18 @ 100*(c)	747,087
Freddie Mac
750,000	1.25%, 6/9/21, Callable 3/9/18 @ 100*(c)	747,515
1,750,000	2.00%, 11/23/21, Callable 2/23/18 @ 100*(c)	1,740,177
		2,487,692
Total U.S. Government Agency Securities		3,234,779

U.S. Treasury Obligations (32.2%)
U.S. Treasury Inflation Indexed Notes
1,713,000	0.38%, 7/15/25	1,771,382
U.S. Treasury Notes
2,813,000	1.00%, 5/31/18	2,806,517
3,337,000	1.25%, 4/30/19	3,313,667
1,708,000	1.38%, 9/30/23	1,628,471
4,068,000	2.25%, 2/15/27	4,010,318
		11,758,973
Total U.S. Treasury Obligations		13,530,355

Investment in Affiliates (2.4%)
1,021,265	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(d)	1,021,265
Total Investment in Affiliates		1,021,265
Total Investments (Cost $43,006,533) - 101.0%		42,404,827
Liabilities in excess of other assets — (1.0)%		(425,714)
Net Assets - 100.0%		$41,979,113

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2017.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2017.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
LIBOR03M	3 Month US Dollar LIBOR
MAC	Municipal Assurance Corp.
PSF-GTD	Public School Fund Guaranteed
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.2%)
$252	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(a)	$283
19,287	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(a)	19,372
32,652	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(a)	33,026
365,174	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	365,896
11,848	Nations Equipment Finance Funding LLC, Series 2014-1A, Class 10A1, 1.56%, 7/20/18*(b)	11,844
1,045	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(a)	1,055
77,792	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	76,471
915,000	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)	917,624
Total Asset Backed Securities		1,425,571

Mortgage Backed Securities† (33.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
97,981	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.51%, 11/25/36*(a)	83,731
44,632	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(a)	46,591
		130,322
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
19,780	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	19,628
28,120	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	27,782
49,554	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	49,825
32,241	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	24,740
101,101	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	97,255
132,174	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	116,612
15,402	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	15,858
36,475	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	30,335
265,793	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	197,182
262,181	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	189,375

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$28,576	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	$29,583
6,848	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	6,948
46,676	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	47,871
34,412	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	34,754
69,341	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	72,762
86,704	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	89,342
28,080	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	28,716
37,477	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	39,427
6,106	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	6,279
18,606	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	19,386
29,236	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	26,601
291,344	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	268,120
151,371	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	113,489
		1,551,870
Commercial Mortgage Backed Securities (0.0%)
39,559	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.34%, 12/10/49(a)	39,537
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
3,464	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.91% (H15T1Y + 225 bps), 2/25/36(b)	3,461
12,481	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.53%, 6/25/36*(a)	11,122
431,841	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.76%, 8/25/35*(a)	434,105
37,376	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.11%, 4/25/29*(a)	36,851
9,925	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.41%, 6/25/36*(a)	8,368
2,710	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.82%, 8/20/35*(a)	607
		494,514
Prime Fixed Mortgage Backed Securities (1.2%)
3,313	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,358
211,350	Chaseflex Trust, Series 2006-2, Class A5, 4.69%, 9/25/36*(a)	204,130
38,166	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	39,198

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$343	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35*	$342
8,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	8,136
68,931	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	68,812
10,908	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	11,309
12,448	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	12,868
129,707	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	108,425
132,233	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	78,035
3,832	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	3,611
137	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	139
3,016	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(a)	3,057
46,912	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.29%, 4/25/36*(a)	43,469
40,047	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	39,480
12,351	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(a)(b)	12,517
1,916	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*	1,932
48,677	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	51,204
10,382	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	10,552
218,470	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	218,824
31,294	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34*	32,154
41,372	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	16,422
365,337	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	356,807
13,405	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	14,512
98,229	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	106,715
5,697	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	5,932
		1,451,940
U.S. Government Agency Mortgage Backed Securities (30.9%)
369,962	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	362,880

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$379,571	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	$376,130
514,320	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	490,967
1,136,682	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	1,102,015
1,200,832	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,161,925
599,905	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	581,151
490,790	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	472,003
567,755	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	557,302
1,113,501	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	1,105,914
285,206	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	280,743
248,291	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	245,979
1,695,148	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	1,677,205
345,569	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	342,817
543,926	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	535,309
122,600	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	122,568
270,129	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	265,204
1,494,671	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,470,475
1,524,311	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,516,220
1,558,979	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	1,554,073
958,835	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(a)	967,307
244,584	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	246,403
67,845	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	68,658
1,101,101	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	1,103,403
664,140	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	675,317
291,739	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	297,511
900,305	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	911,378
1,772,128	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	1,769,520
22,898	Fannie Mae, 3.17% (H15T1Y + 231 bps), 12/1/27, Pool #422279	23,494
76,501	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	79,328
238	Fannie Mae, 4.50%, 5/1/19, Pool #761398	242
7	Fannie Mae, 5.00%, 3/1/18, Pool #688031	8
683	Fannie Mae, 5.00%, 8/1/33, Pool #730856	747

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$282	Fannie Mae, 5.00%, 7/1/35, Pool #832198	$307
417	Fannie Mae, 5.50%, 2/1/33, Pool #683351	464
221	Fannie Mae, 5.50%, 9/1/34, Pool #725773	246
4,135	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	4,630
2,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	2,239
2,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	2,171
11,876	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	12,827
6,493	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	6,902
58,804	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.67%, 8/25/42*(a)	60,916
26,359	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(a)	27,312
221,448	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	216,411
576,067	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	571,466
306,471	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	304,619
111,353	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	108,747
1,287,416	Freddie Mac, Series 4031, Class PA, 2.00%, 3/1/42	1,230,049
1,382,983	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,341,387
281,714	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	269,639
1,088,909	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	1,074,984
1,246,977	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,239,063
340,900	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	338,576
1,292,223	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,274,653
916,447	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	906,287
792,615	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	783,839
814,589	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	811,966
1,375,876	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	1,366,148
15,820	Freddie Mac, 2.87% (H15T1Y + 213 bps), 4/1/24, Pool #409624	15,904
13,243	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	13,285
348,912	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	354,862
366,224	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	371,532
417,275	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	420,615
711,470	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	718,407

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$303,781	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	$311,136
105,774	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	108,613
143,201	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	146,199
573,793	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	589,313
2,792	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	2,950
242	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	271
3,049	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	3,364
1,681	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,861
20,206	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	22,346
605	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	622
106	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21*	106
4,600	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	4,975
187,971	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	170,978
619,551	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	627,179
293,962	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	295,578
56,327	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	58,440
4,541	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	4,773
12,119	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	13,169
5,772	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	6,161
113	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	115
1,840	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	1,866
1,220,871	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(a)(b)	1,238,087
		37,822,751
Total Mortgage Backed Securities		41,490,934

Corporate Bonds (8.3%)
Banks (3.4%)
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100, MTN*	1,303,889
850,000	Korea Development Bank, 2.75%, 3/19/23	836,465
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	718,798
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,270,173
		4,129,325

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets (1.2%)
$1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	$1,298,550
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100*	199,016
		1,497,566
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/5/18 @ 101*	104,725
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/5/18 @ 101*	118,135
		222,860
Health Care Providers & Services (1.0%)
1,240,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	1,184,585
IT Services (0.5%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	592,562
Oil, Gas & Consumable Fuels (0.5%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	600,647
Real Estate Management & Development (0.4%)
502,360	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	520,464
Technology Hardware, Storage & Peripherals (1.1%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,314,267
Total Corporate Bonds		10,062,276

Taxable Municipal Bonds (10.4%)
Georgia (2.3%)
2,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,689,475
Hawaii (0.2%)
250,000	State of Hawaii Airports System Facility Revenue, Series A, 3.58%, 7/1/30, Continuously Callable @ 100	253,405
Kansas (1.3%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,626,950
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	242,595
New York (1.0%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @ 100	1,242,020
Oklahoma (1.8%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @ 100	529,860
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @ 100	1,696,002

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Oklahoma, continued:
		$2,225,862
Pennsylvania (1.0%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @ 100, AGM	1,194,371
Texas (1.6%)
1,695,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @ 100, Insured by: PSF-GTD	1,907,960
Utah (1.0%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, 5.70%, 10/1/40, Continuously Callable @ 100	1,264,993
Total Taxable Municipal Bonds		12,647,631

U.S. Government Agency Securities (7.9%)
Fannie Mae
1,650,000	1.50%, 7/28/21, Callable 1/28/18 @ 100*(c)	1,643,591
2,000,000	2.00%, 4/28/26, Callable 1/28/18 @ 100*(a)	1,985,652
		3,629,243
Freddie Mac
1,000,000	1.25%, 6/9/21, Callable 3/9/18 @ 100*(c)	996,686
1,650,000	1.50%, 5/25/21, Callable 2/25/18 @ 100*(a)(c)	1,643,024
1,750,000	Series 0005, 1.50%, 9/30/21, Callable 12/30/17 @ 100*(a)	1,743,765
1,670,000	1.62%, 8/25/21, Callable 2/25/18 @ 100*(a)	1,657,204
		6,040,679
Total U.S. Government Agency Securities		9,669,922

U.S. Treasury Obligations (37.3%)
U.S. Treasury Bonds
17,970,000	2.25%, 8/15/46	15,896,431
U.S. Treasury Inflation Indexed Notes
5,128,000	0.38%, 7/15/25	5,302,772
U.S. Treasury Notes
7,285,000	1.00%, 5/31/18	7,268,210
6,199,000	1.25%, 4/30/19	6,155,655
5,128,000	1.38%, 9/30/23	4,889,228
6,219,000	2.25%, 2/15/27	6,130,817
		24,443,910
Total U.S. Treasury Obligations		45,643,113

Investment in Affiliates (1.2%)
1,502,708	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(d)	1,502,708
Total Investment in Affiliates		1,502,708
Total Investments (Cost $124,853,840) - 100.2%		122,442,155
Liabilities in excess of other assets — (0.2)%		(255,914)
Net Assets - 100.0%		$122,186,241

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2017.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2017.

(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (49.0%)
Aerospace & Defense (1.8%)
1,977	BWX Technologies, Inc.	$123,464
667	General Dynamics Corp.	138,176
760	L3 Technologies, Inc.	150,928
241	Lockheed Martin Corp.	76,908
331	Northrop Grumman Corp.	101,749
896	Raytheon Co.	171,270
99	Rockwell Collins, Inc.	13,099
1,100	Spirit AeroSystems Holdings, Inc., Class A	92,675
251	The Boeing Co.	69,477
362	United Technologies Corp.	43,965
		981,711
Air Freight & Logistics (0.1%)
285	C.H. Robinson Worldwide, Inc.	24,695
299	Expeditors International of Washington, Inc.	19,369
133	FedEx Corp.	30,785
		74,849
Airlines (0.4%)
1,647	Alaska Air Group, Inc.	113,923
1,229	Delta Air Lines, Inc.	65,039
837	JetBlue Airways Corp.(a)	17,970
392	Southwest Airlines Co.	23,783
222	United Continental Holdings, Inc.(a)	14,057
		234,772
Auto Components (0.6%)
988	Gentex Corp.	20,234
765	Lear Corp.	138,381
2,871	The Goodyear Tire & Rubber Co.	92,934
616	Visteon Corp.(a)	81,121
		332,670
Automobiles (0.2%)
559	Thor Industries, Inc.	85,834
Banks (2.1%)
3,730	Bank of America Corp.	105,074
1,329	BB&T Corp.	65,679
427	Citigroup, Inc.	32,239
794	Comerica, Inc.	66,148
145	Commerce Bancshares, Inc.	8,210
471	Cullen/Frost Bankers, Inc.	46,351
733	East West Bancorp, Inc.	45,109
729	First Horizon National Corp.	14,135
921	HSBC Holdings PLC ADR	45,728
2,554	JPMorgan Chase & Co.	266,944
176	PacWest Bancorp	8,388
2,446	People’s United Financial, Inc.	46,523
765	The PNC Financial Services Group, Inc.	107,528
2,275	U.S. Bancorp.	125,466
2,618	Umpqua Holdings Corp.	57,884
1,391	Wells Fargo & Co.	78,550
		1,119,956
Beverages (0.7%)
100	Constellation Brands, Inc., Class A	21,759
115	Dr Pepper Snapple Group, Inc.	10,372
249	Monster Beverage Corp.(a)	15,605
1,250	PepsiCo, Inc.	145,650
3,565	The Coca-Cola Co.	163,170
		356,556
Biotechnology (1.0%)
856	Amgen, Inc.	150,364
258	Biogen, Inc.(a)	83,120

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
712	Celgene Corp.(a)	$71,791
1,485	Gilead Sciences, Inc.	111,048
32	Regeneron Pharmaceuticals, Inc.(a)	11,580
558	Sarepta Therapeutics, Inc.(a)	31,064
823	United Therapeutics Corp.(a)	106,982
		565,949
Building Products (0.4%)
239	A.O. Smith Corp.	15,157
1,009	Allegion PLC	84,898
399	Lennox International, Inc.	83,687
		183,742
Capital Markets (2.2%)
773	Ameriprise Financial, Inc.	126,176
88	BlackRock, Inc.	44,105
174	CBOE Holdings, Inc.	21,477
721	CME Group, Inc.	107,817
1,954	E*Trade Financial Corp.(a)	94,066
575	Eaton Vance Corp.	31,786
132	FactSet Research Systems, Inc.	26,384
426	Federated Investors, Inc., Class B	14,297
361	Intercontinental Exchange, Inc.	25,793
1,212	Invesco, Ltd.	43,838
2,144	Lazard, Ltd., Class A	105,592
523	LPL Financial Holdings, Inc.	27,112
235	Moody’s Corp.	35,678
1,794	Morgan Stanley	92,588
520	MSCI, Inc., Class A	66,924
1,168	Nasdaq, Inc.	92,459
93	Northern Trust Corp.	9,094
469	Raymond James Financial, Inc.	41,413
97	S&P Global, Inc.	16,052
814	SEI Investments Co.	57,273
142	T. Rowe Price Group, Inc.	14,615
281	The Goldman Sachs Group, Inc.	69,587
		1,164,126
Chemicals (1.0%)
131	Air Products & Chemicals, Inc.	21,358
818	Axalta Coating Systems, Ltd.(a)	25,898
1,114	CF Industries Holdings, Inc.	41,742
1,303	DowDuPont, Inc.	93,764
364	Ecolab, Inc.	49,475
145	International Flavors & Fragrances, Inc.	22,539
540	LyondellBasell Industries NV, Class A	56,538
175	Praxair, Inc.	26,936
1,173	The Scotts Miracle-Gro Co.	116,009
53	The Sherwin-Williams Co.	21,169
576	Westlake Chemical Corp.	56,408
		531,836
Commercial Services & Supplies (0.5%)
430	Cintas Corp.	67,699
407	Copart, Inc.(a)	17,566
4,220	Covanta Holding Corp.	64,144
141	Republic SVCS, Inc.	9,157
1,263	Waste Management, Inc.	103,882
		262,448
Communications Equipment (1.0%)
8,639	Cisco Systems, Inc.	322,234
2,401	Commscope Holding Co., Inc.(a)	86,412
685	Harris Corp.	98,983
205	Motorola Solutions, Inc.	19,293
		526,922

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Construction & Engineering (0.1%)
947	AECOM Technology Corp.(a)	$35,513
853	Fluor Corp.	41,293
		76,806
Consumer Finance (0.1%)
3,442	Navient Corp.	43,404
Containers & Packaging (0.7%)
394	AptarGroup, Inc.	34,834
1,022	Ball Corp.	40,788
265	Bemis Co., Inc.	12,434
1,995	Berry Plastics Group, Inc.(a)	119,241
1,248	Owens-Illinois, Inc.(a)	30,227
1,146	Packaging Corp. of America	135,915
		373,439
Distributors (0.0%)
95	Genuine Parts Co.	8,832
Diversified Consumer Services (0.1%)
1,112	ServiceMaster Global Holdings, Inc.(a)	54,355
Diversified Financial Services (0.3%)
729	Berkshire Hathaway, Inc., Class B(a)	140,704
332	Leucadia National Corp.	8,735
		149,439
Diversified Telecommunication Services (0.5%)
2,128	AT&T, Inc.	77,417
4,277	Verizon Communications, Inc.	217,656
		295,073
Electric Utilities (1.0%)
655	Alliant Energy Corp.	29,547
305	American Electric Power Co., Inc.	23,677
434	Duke Energy Corp.	38,704
1,756	Edison International	142,711
198	Eversource Energy	12,840
220	Exelon Corp.	9,176
867	Hawaiian Electric Industries, Inc.	33,249
321	NextEra Energy, Inc.	50,731
321	PG&E Corp.	17,411
288	Pinnacle West Capital Corp.	26,441
2,609	PPL Corp.	95,673
367	The Southern Co.	18,790
692	Xcel Energy, Inc.	35,714
		534,664
Electrical Equipment (0.3%)
138	AMETEK, Inc.	10,031
186	Eaton Corp. PLC	14,467
2,276	Emerson Electric Co.	147,531
183	Regal-Beloit Corp.	14,082
52	Rockwell Automation, Inc.	10,040
		196,151
Electronic Equipment, Instruments & Components (0.5%)
185	Amphenol Corp., Class A	16,759
441	Avnet, Inc.	18,262
1,561	CDW Corp.	109,285
3,266	Corning, Inc.	105,786
825	Keysight Technologies, Inc.(a)	35,888
		285,980
Energy Equipment & Services (0.3%)
448	Halliburton Co.	18,717
595	Oceaneering International, Inc.	11,626
2,082	Patterson-UTI Energy, Inc.	44,951
1,110	RPC, Inc.	26,685
611	Schlumberger Ltd.	38,401
		140,380

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts (1.8%)
1,500	American Homes 4 Rent, Class A	$32,220
259	American Tower Corp.	37,278
970	Apartment Investment & Management Co., Class A	42,767
750	Apple Hospitality REIT, Inc.	14,610
86	AvalonBay Communities, Inc.	15,594
1,526	Brixmor Property Group, Inc.	27,575
1,138	Chesapeake Lodging Trust	32,820
684	Crown Castle International Corp.	77,292
675	DCT Industrial Trust, Inc.	40,595
75	Digital Reality Trust, Inc.	8,753
506	Douglas Emmett, Inc.	20,397
2,538	Duke Realty Corp.	71,394
283	Equity Commonwealth (a)	8,507
331	Equity LifeStyle Properties, Inc.	29,893
1,101	Equity Residential	73,569
40	Essex Property Trust, Inc.	9,880
457	Host Hotels & Resorts, Inc.	9,044
801	Lamar Advertising Co.	60,259
85	Mid-America Apartment Communities, Inc.	8,707
1,871	Prologis, Inc.	123,915
137	Public Storage.	29,197
170	Realty Income Corp.	9,401
193	Regency Centers Corp.	13,087
990	Retail Properties of America	12,929
198	Simon Property Group, Inc.	32,027
159	SL Green Realty Corp.	16,255
225	Ventas, Inc.	14,402
5,939	Vereit, Inc.	46,324
117	Vornado Realty Trust	9,082
276	Weingarten Realty Investors	9,094
232	Welltower, Inc.	15,651
		952,518
Food & Staples Retailing (0.7%)
163	Costco Wholesale Corp.	30,062
438	CVS Health Corp.	33,551
1,348	Sysco Corp.	77,820
1,317	US Foods Holding Corp.(a)	38,351
2,215	Wal-Mart Stores, Inc.	215,364
		395,148
Food Products (1.4%)
1,126	Blue Buffalo Pet Products, Inc.(a)	34,579
434	Campbell Soup Co.	21,396
1,050	General Mills, Inc.	59,388
2,507	Hormel Foods Corp.	91,380
247	Ingredion, Inc.	34,205
934	Kellogg Co.	61,793
800	Mondelez International, Inc., Class A	34,352
2,521	Pinnacle Foods, Inc.	146,798
87	The Hershey Co.	9,651
71	The JM Smucker Co.	8,284
715	The Kraft Heinz Co.	58,180
2,551	Tyson Foods, Inc., Class A	209,819
		769,825
Gas Utilities (0.1%)
260	Atmos Energy Corp.	23,995
820	UGI Corp.	40,189
		64,184
Health Care Equipment & Supplies (1.6%)
1,633	Abbott Laboratories	92,052
2,451	Baxter International, Inc.	160,614

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies, continued:
136	Becton, Dickinson & Co.	$31,037
855	Danaher Corp.	80,678
69	Dentsply Sirona, Inc.	4,624
129	Edwards Lifesciences Corp.(a)	15,119
515	Hill-Rom Holdings, Inc.	43,543
4,437	Hologic, Inc.(a)	185,111
54	IDEXX Laboratories, Inc.(a)	8,446
67	Intuitive Surgical, Inc.(a)	26,785
1,378	Medtronic PLC	113,175
206	Stryker Corp.	32,136
236	Teleflex, Inc.	62,663
		855,983
Health Care Providers & Services (1.8%)
1,696	AmerisourceBergen Corp.	143,855
749	Anthem, Inc.	175,985
385	Centene Corp.(a)	39,305
150	Cigna Corp.	31,760
1,817	Express Scripts Holding Co.(a)	118,432
185	HCA Healthcare, Inc.(a)	15,725
311	Henry Schein, Inc.(a)	22,221
45	Humana, Inc.	11,739
639	LifePoint Health, Inc.(a)	30,544
219	Quest Diagnostics, Inc.	21,563
1,274	UnitedHealth Group, Inc	290,688
361	Well Care Health Plans, Inc.(a)	76,889
		978,706
Health Care Technology (0.1%)
180	Cerner Corp.(a)	12,724
392	Veeva Systems, Inc.(a)	23,603
		36,327
Hotels, Restaurants & Leisure (0.8%)
221	Aramark	9,415
1,184	Darden Restaurants, Inc.	99,835
156	Hyatt Hotels Corp., Class A(a)	11,288
746	McDonald’s Corp.	128,290
384	Norwegian Cruise Line Holdings, Ltd.(a)	20,797
1,914	Starbucks Corp.	110,667
552	Wyndham Worldwide Corp.	62,039
216	Yum! Brands, Inc.	18,030
		460,361
Household Durables (1.1%)
3,352	D.R. Horton, Inc.	170,952
803	Garmin, Ltd.	49,850
1,136	Leggett & Platt, Inc.	54,801
38	Mohawk Industries, Inc.(a)	10,739
64	NVR, Inc.(a)	222,399
1,027	Pulte Homes, Inc.	35,052
406	Toll Brothers, Inc.	20,434
559	Tupperware Brands Corp.	35,284
		599,511
Household Products (1.1%)
769	Church & Dwight Co., Inc.	36,212
1,892	Colgate-Palmolive Co.	137,075
703	Energizer Holdings, Inc.	32,289
223	Kimberly-Clark Corp.	26,706
1,002	The Clorox Co.	139,569
2,453	The Procter & Gamble Co.	220,746
		592,597
Independent Power & Renewable Electricity Producers (0.0%)
957	AES Corp.	10,125
789	Calpine Corp.(a)	11,851

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Independent Power & Renewable Electricity Producers, continued:
		$21,976
Industrial Conglomerates (0.6%)
673	3M Co.	163,633
171	Carlisle Cos., Inc.	19,660
430	General Electric Co.	7,865
708	Honeywell International, Inc.	110,420
44	Roper Technologies, Inc.	11,757
		313,335
Insurance (1.4%)
239	Aflac, Inc.	20,946
159	AON PLC	22,295
900	Assured Guaranty, Ltd.	32,679
206	Athene Holdings, Ltd.(a)	9,902
344	Chubb, Ltd.	52,326
260	Cincinnati Financial Corp	19,430
68	Everest Re Group, Ltd.	14,933
448	First American Financial	24,904
1,810	FNF Group	73,233
227	Lincoln National Corp.	17,377
170	Loews Corp.	8,548
681	Marsh & McLennan Cos., Inc.	57,156
259	Principal Financial Group, Inc.	18,335
361	Prudential Financial, Inc.	41,818
834	The Allstate Corp.	85,618
177	The Hanover Insurance Group, Inc.	19,045
1,716	The Hartford Financial Services Group, Inc.	98,567
2,315	The Progressive Corp.	123,112
123	W.R. Berkley Corp.	8,502
209	XL Group, Ltd.	8,113
		756,839
Internet & Direct Marketing Retail (0.8%)
220	Amazon.com, Inc.(a)	258,884
401	Expedia, Inc.	49,123
157	Liberty Ventures, Class A(a)	8,762
570	Netflix, Inc.(a)	106,921
21	The Priceline Group, Inc.(a)	36,534
		460,224
Internet Software & Services (2.3%)
321	Alphabet, Inc., Class A(a)	332,611
347	Alphabet, Inc., Class C(a)	354,429
2,983	Facebook, Inc., Class A(a)	528,527
944	VeriSign, Inc.(a)	108,654
		1,324,221
IT Services (1.9%)
381	Accenture PLC, Class A	56,392
448	Amdocs, Ltd.	29,250
373	Automatic Data Processing, Inc.	42,694
906	Broadridge Financial Solutions, Inc.	81,776
358	Cognizant Technology Solutions Corp., Class A	25,876
675	CSRA, Inc.	19,528
587	DST Systems, Inc.	36,734
184	Euronet Worldwide, Inc.(a)	16,808
356	Fidelity National Information Services, Inc.	33,581
1,658	First Data Corp., Class A(a)	27,274
1,152	Fiserv, Inc.(a)	151,430
350	Genpact, Ltd.	11,284
147	International Business Machine Corp.	22,634
103	Jack Henry & Associates, Inc.	11,878
159	Leidos Holdings, Inc.	10,108

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
578	MasterCard, Inc., Class A	$86,972
709	Paychex, Inc.	47,723
322	Paypal Holdings, Inc.(a)	24,385
1,655	The Western Union Co.	32,587
904	Total System Services, Inc.	67,221
1,719	Visa, Inc., Class A	193,542
		1,029,677
Leisure Products (0.2%)
1,234	Hasbro, Inc.	114,787
Life Sciences Tools & Services (0.5%)
509	Charles River Laboratories International, Inc.(a)	53,038
44	Illumina, Inc.(a)	10,121
88	Mettler-Toledo International, Inc.(a)	55,370
603	QIAGEN NV(a)	19,236
404	Thermo Fisher Scientific, Inc.	77,875
472	Waters Corp.(a)	93,065
		308,705
Machinery (0.9%)
351	AGCO Corp.	24,844
1,695	Allison Transmission Holdings, Inc.	69,563
255	Caterpillar, Inc.	35,993
210	Crane Co.	17,928
191	Deere & Co.	28,623
553	Fortive Corp.	41,281
441	Illinois Tool Works, Inc.	74,640
346	Ingersoll-Rand PLC	30,317
570	Pentair PLC	40,561
121	Snap-on, Inc.	20,501
92	Stanley Black & Decker, Inc.	15,606
337	The Timken Co.	16,816
421	The Toro Co.	27,470
		444,143
Media (0.9%)
5,153	Comcast Corp., Class A	193,444
101	Omnicom Group, Inc.	7,215
1,009	The Interpublic Group of Cos., Inc.	19,958
1,721	The Walt Disney Co.	180,395
2,252	Twenty-First Century Fox, Inc., Class A	71,929
864	Twenty-First Century Fox-B	26,914
		499,855
Metals & Mining (0.5%)
445	Compass Minerals International, Inc.	31,039
915	Reliance Steel & Aluminum Co.	71,928
3,737	Steel Dynamics, Inc.	143,874
		246,841
Mortgage Real Estate Investment Trusts (0.1%)
1,525	AGNC Investment Corp.	30,348
1,099	Annaly Capital Management, Inc.	12,825
571	Starwood Property Trust, Inc.	12,379
		55,552
Multiline Retail (0.2%)
174	Dollar General Corp.	15,326
146	Dollar Tree, Inc.(a)	15,003
1,152	Nordstrom, Inc.	52,358
		82,687
Multi-Utilities (0.5%)
1,255	CenterPoint Energy, Inc.	37,663
174	CMS Energy Corp.	8,683
189	Consolidated Edison, Inc.	16,829
815	Dominion Resources, Inc.	68,565
111	DTE Energy Co.	12,828

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
296	SCANA Corp.	$12,778
268	Sempra Energy	32,425
946	WEC Energy Group, Inc.	65,738
		255,509
Oil, Gas & Consumable Fuels (2.0%)
211	Andeavor	22,254
269	Chevron Corp.	32,008
805	Enbridge, Inc.	30,357
2,373	EnLink Midstream LLC	39,629
462	EOG Resources, Inc.	47,272
5,006	Exxon Mobil Corp.	416,950
576	HollyFrontier Corp.	25,620
3,042	Marathon Oil Corp.	45,143
997	Marathon Petroleum Corp.	62,442
489	Murphy Oil Corp.	13,668
676	Occidental Petroleum Corp.	47,658
892	ONEOK, Inc.	46,295
1,030	PBF Energy, Inc.	33,341
101	Phillips 66	9,854
163	Pioneer Natural Resources Co.	25,435
770	SM Energy Co.	15,893
2,936	The Williams Cos., Inc.	85,291
636	Valero Energy Corp.	54,454
1,409	WPX Energy, Inc.(a)	17,852
		1,071,416
Paper & Forest Products (0.1%)
623	Domtar Corp.	30,041
Personal Products (0.0%)
137	The Estee Lauder Cos., Inc., Class A	17,102
Pharmaceuticals (2.0%)
2,173	Bristol-Myers Squibb Co.	137,312
1,060	Eli Lilly & Co.	89,718
3,346	Johnson & Johnson	466,197
3,362	Merck & Co., Inc.	185,818
4,174	Pfizer, Inc.	151,349
802	Zoetis, Inc.	57,977
		1,088,371
Professional Services (0.1%)
174	ManpowerGroup, Inc.	22,429
799	Robert Half International, Inc.	45,574
95	Verisk Analytics, Inc., Class A(a)	9,160
		77,163
Real Estate Management & Development (0.1%)
547	CBRE Group, Inc., Class A(a)	23,718
2,011	Realogy Holdings Corp.	56,127
		79,845
Road & Rail (0.3%)
343	Old Dominion Freight Line, Inc.	44,329
113	Ryder System, Inc.	9,320
915	Union Pacific Corp.	115,748
		169,397
Semiconductors & Semiconductor Equipment (1.8%)
436	Applied Materials, Inc.	23,008
4,935	Intel Corp.	221,285
1,429	Lam Research Corp.	274,840
1,325	Micron Technology, Inc.(a)	56,167
362	Microsemi Corp.(a)	19,132
209	NVIDIA Corp.	41,948
280	NXP Semiconductors NV(a)	31,749
3,125	ON Semiconductor Corp.(a)	62,750
110	Skyworks Solutions, Inc.	11,521
1,355	Texas Instruments, Inc.	131,828

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
802	Xilinx, Inc.	$55,747
		929,975
Software (1.9%)
1,138	Activision Blizzard, Inc.	71,011
797	Adobe Systems, Inc.(a)	144,632
825	Cadence Design Systems, Inc.(a)	36,226
247	Cdk Global, Inc.	17,065
138	Dell Technologies, Inc., Class V(a)	10,797
898	Electronic Arts, Inc.(a)	95,502
354	Manhattan Associates, Inc.(a)	15,700
3,692	Microsoft Corp.	310,756
2,403	Oracle Corp.	117,891
265	Salesforce.com, Inc.(a)	27,645
825	SS&C Technology Holdings, Inc.	34,064
1,422	Take-Two Interactive Software(a)	158,624
		1,039,913
Specialty Retail (1.0%)
1,192	Best Buy Co., Inc.	71,055
695	Lowe’s Cos., Inc.	57,942
500	Monro Muffler Brake, Inc.	25,225
234	Murphy USA, Inc.(a)	18,451
113	O’Reilly Automotive, Inc.(a)	26,692
690	Ross Stores, Inc.	52,461
1,150	The Home Depot, Inc.	206,793
409	The TJX Cos., Inc.	30,900
38	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	8,425
495	Williams-Sonoma, Inc.	25,324
		523,268
Technology Hardware, Storage & Peripherals (1.1%)
2,808	Apple, Inc.	482,554
2,410	HP, Inc.	51,695
567	NetApp, Inc.	32,041
373	Western Digital Corp.	29,415
		595,705
Textiles, Apparel & Luxury Goods (0.2%)
830	NIKE, Inc., Class B	50,149
1,042	Tapestry, Inc.	43,441
388	VF Corp.	28,308
		121,898
Thrifts & Mortgage Finance (0.1%)
665	New York Community Bancorp, Inc.	8,871
2,309	Oritani Financial Corp.	39,830
		48,701
Tobacco (0.7%)
3,152	Altria Group, Inc.	213,800
1,353	Philip Morris International, Inc.	139,021
		352,821
Trading Companies & Distributors (0.3%)
385	Fastenal Co.	20,170
887	H&E Equipment Services, Inc.	32,988
1,062	HD Supply Holdings, Inc.(a)	39,272
394	MSC Industrial Direct Co., Inc., Class A	35,488
85	Watsco, Inc.	14,238
		142,156
Water Utilities (0.0%)
283	American Water Works Co., Inc.	25,911
Wireless Telecommunication Services (0.1%)
621	T-Mobile US, Inc.(a)	37,924
Total Common Stocks		26,551,012

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.5%)
$152,058	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.05% (US0001M + 72 bps), 10/25/34*	$152,490
63	Bayview Financial Acquisition Trust, Series 2006-A, Class 10A1, 5.70%, 2/28/41*(b)	71
4,443	Nations Equipment Finance Funding LLC, Series 2014-1A, Class 10A1, 1.56%, 7/20/18*(c)	4,442
13,734	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29*(b)	14,234
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(b)	83,182
195,069	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.87%, 12/25/33*(b)	195,046
210,000	SLM Student Loan Trust, Series 12-7, Class B, 3.13% (US0001M + 180 bps), 9/25/43*	209,999
165,000	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	165,473
Total Asset Backed Securities		824,937

Mortgage Backed Securities† (13.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
238,183	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.09%, 4/25/37*(b)	217,964
8,235	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(b)	8,227
		226,191
Alt-A - Fixed Rate Mortgage Backed Securities (1.8%)
71,229	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	70,651
95,648	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	100,511
88,016	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	86,519
31,982	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	24,821
66,087	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	58,306
14,420	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	12,057
27,916	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	28,880
1,186	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	1,177
100,263	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006- AB2, Class A3, 5.52%, 6/25/36*(b)	91,232

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$8,672	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	$8,936
74,598	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	75,334
97,311	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	102,874
57,016	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	57,569
23,836	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	19,073
163,514	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	70,971
4,210	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	4,202
14,618	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	13,301
77,692	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	71,499
43,249	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	32,425
55,523	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	51,708
		982,046
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
15,442	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.60%, 9/25/34*(b)	13,361
11,881	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.13%, 7/25/37*(b)	10,841
1,184	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 3.53%, 5/26/37(b)(c)	1,185
1,868	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(b)(c)	1,862
		27,249
Prime Fixed Mortgage Backed Securities (1.4%)
242,116	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	199,542
34,659	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36*	32,775
24,749	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.27%, 5/25/35*(b)	24,969
137,261	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	154,693
55,703	Countrywide Home Loans, Series 2005- 22, Class 2A1, 3.45%, 11/25/35*(b)	48,857
3,838	Countrywide Home Loans, Series 2004- 24CB, Class 2A1, 5.00%, 11/25/19*	3,842
41,358	Countrywide Home Loans, Series 2005- J1, Class 1A8, 5.50%, 2/25/35*	41,287

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$19,512	Countrywide Home Loans, Series 2005- J8, Class 1A6, 5.50%, 7/25/35*	$4,091
46,324	Countrywide Home Loans, Series 2007- J3, Class A10, 6.00%, 7/25/37*	38,723
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,666
29,836	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	18,478
1,077	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,035
23,072	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	20,633
21,557	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	23,049
80,954	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	77,397
436	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	435
14,081	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	13,457
		742,929
U.S. Government Agency Mortgage Backed Securities (9.7%)
107,106	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	99,703
114,474	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	113,436
122,203	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	118,383
248,810	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	239,286
158,393	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	157,313
142,603	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	140,371
248,291	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	245,978
169,515	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	167,720
30,650	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	30,642
200,878	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	197,626
214,227	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	213,090
206,258	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	203,053
160,650	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	161,268
62,369	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	62,833
33,922	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	34,329
175,669	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	177,830

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$174,048	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	$173,792
33,460	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	34,770
38,251	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	39,664
19,016	Fannie Mae, 4.50%, 4/1/35, Pool #814522	20,325
36	Fannie Mae, 5.00%, 3/1/18, Pool #681351	37
24,819	Fannie Mae, 5.50%, 10/1/35, Pool #838584	27,285
2,470	Fannie Mae, 6.00%, 5/1/35, Pool #357778	2,807
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,359
110,724	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	108,205
90,369	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	88,300
144,912	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	143,059
220,000	Freddie Mac, Series KJ17, Class A1, 2.40%, 10/25/24	219,297
101,484	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	100,104
163,637	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	161,825
139,644	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	139,194
214,465	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	212,949
11,479	Freddie Mac, 2.94% (H15T1Y + 172 bps), 6/1/28, Pool #605508	11,501
143,940	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	143,792
6,180	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	6,200
139,565	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	141,945
175,482	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	178,026
125,182	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	126,185
92,974	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	93,427
211,182	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	213,036
71,575	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	73,073
234,201	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	240,535
2,554	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	2,569
112	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	115
401	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	409
1,540	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,714
28,071	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	30,265

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$50,498	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	$50,386
79,526	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	72,337
1,579	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,749
42,265	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	46,947
1,964	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	1,992
8,786	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	9,420
		5,284,456
Total Mortgage Backed Securities		7,262,871

Corporate Bonds (3.7%)
Banks (0.5%)
250,000	Wells Fargo & Co., 3.00%, 10/23/26	244,264
Capital Markets (0.5%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	249,721
Internet Software & Services (0.6%)
300,000	eBay, Inc., 1.86% (US0003M + 48 bps), 8/1/19	300,976
IT Services (0.8%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	493,802
Oil, Gas & Consumable Fuels (0.6%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	325,350
Technology Hardware, Storage & Peripherals (0.4%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	227,469
Thrifts & Mortgage Finance (0.3%)
187,142	Preferred Term Securities XX, Class B2, 1.77% (US0003M + 45 bps), 3/22/38, Callable 1/5/18 @ 100*(c)	139,421
Total Corporate Bonds		1,981,003

Taxable Municipal Bonds (2.8%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @ 100	154,860
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	300,612

Kansas (0.4%)		455,472
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	269,363
Michigan (0.4%)
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Q-SBLF	206,382

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.2%)
$100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	$103,232
Texas (0.6%)
300,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @ 100, Insured by: PSF-GTD	337,692
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @ 100	150,683
Total Taxable Municipal Bonds		1,522,824

U.S. Government Agency Securities (2.3%)
Fannie Mae
250,000	1.50%, 7/28/21, Callable 1/28/18 @ 100*(d)	249,029
Freddie Mac
250,000	1.25%, 6/9/21, Callable 3/9/18 @ 100*(d)	249,172
250,000	1.50%, 5/25/21, Callable 2/25/18 @ 100*(b)(d)	248,943
260,000	1.62%, 8/25/21, Callable 2/25/18 @ 100*(b)	258,007
250,000	2.00%, 11/23/21, Callable 2/23/18 @ 100*(d)	248,597
5,080	Series 2302, 6.50%, 4/15/31	5,632

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac, continued:
		$1,010,351
Total U.S. Government Agency Securities		1,259,380

U.S. Treasury Obligations (15.5%)
U.S. Treasury Bonds
3,065,000	2.25%, 8/15/46	2,711,329
U.S. Treasury Inflation Indexed Notes
969,000	0.38%, 7/15/25	1,002,025
U.S. Treasury Notes
1,341,000	1.00%, 5/31/18	1,337,909
1,338,000	1.25%, 4/30/19	1,328,644
1,058,000	1.38%, 9/30/23	1,008,737
1,062,000	2.25%, 2/15/27	1,046,941
		4,722,231
Total U.S. Treasury Obligations		8,435,585

Investment Companies (7.2%)

17,930	iShares MSCI EAFE Index Fund	1,257,072
57,769	iShares MSCI Emerging Markets Index Fund	2,663,151
Total Investment Companies		3,920,223

Investment in Affiliates (4.5%)
1,795,858	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(e)	1,795,858
73,409	Cavanal Hill World Energy Fund, Institutional Class	650,607
Total Investment in Affiliates		2,446,465
Total Investments (Cost $43,587,854) - 99.9%		54,204,300
Other assets in excess of liabilities — 0.1%		69,262
Net Assets - 100.0%		$54,273,562

(a)	Non-income producing security.

(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2017.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2017.

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt

GO	General Obligation

H15T1Y	1 Year Treasury Constant Maturity Rate

MAC	Municipal Assurance Corp.

PSF-GTD	Public School Fund Guaranteed

Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

US0001M	1 Month US Dollar LIBOR

US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Mid Cap Core Equity Fund

Schedule of Portfolio Investments

November 30, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks (96.9%)
Aerospace & Defense (3.5%)
424	BWX Technologies, Inc.	$26,479
197	L3 Technologies, Inc.	39,122
344	Spirit AeroSystems Holdings, Inc., Class A	28,982
		94,583
Air Freight & Logistics (0.5%)
147	C.H. Robinson Worldwide, Inc.	12,738
Airlines (1.4%)
433	Alaska Air Group, Inc.	29,951
114	United Continental Holdings, Inc.(a)	7,218
		37,169
Auto Components (2.9%)
166	Lear Corp.	30,027
853	The Goodyear Tire & Rubber Co.	27,612
152	Visteon Corp.(a)	20,017
		77,656
Automobiles (0.7%)
128	Thor Industries, Inc.	19,654
Banks (1.7%)
115	Comerica, Inc.	9,581
197	Cullen/Frost Bankers, Inc.	19,387
286	East West Bancorp, Inc.	17,600
		46,568
Biotechnology (1.0%)
202	United Therapeutics Corp.(a)	26,258
Building Products (2.2%)
123	A.O. Smith Corp.	7,801
257	Allegion PLC	21,624
139	Lennox International, Inc.	29,154
		58,579
Capital Markets (6.4%)
1,007	E*Trade Financial Corp.(a)	48,477
297	Eaton Vance Corp.	16,418
68	FactSet Research Systems, Inc.	13,592
220	Federated Investors, Inc., Class B	7,383
390	Lazard, Ltd., Class A	19,207
270	LPL Financial Holdings, Inc.	13,997
149	MSCI, Inc., Class A	19,176
249	Nasdaq, Inc.	19,711
258	SEI Investments Co.	18,153
		176,114
Chemicals (1.8%)
421	Axalta Coating Systems, Ltd.(a)	13,329
241	The Scotts Miracle-Gro Co.	23,835
113	Westlake Chemical Corp.	11,066
		48,230
Commercial Services & Supplies (1.0%)
180	Cintas Corp.	28,339
Communications Equipment (2.5%)
693	Commscope Holding Co., Inc.(a)	24,941
296	Harris Corp.	42,772
		67,713
Consumer Finance (0.5%)
1,000	Navient Corp.	12,610
Containers & Packaging (3.3%)
90	AptarGroup, Inc.	7,957
527	Ball Corp.	21,033
434	Berry Plastics Group, Inc.(a)	25,940
293	Packaging Corp. of America	34,749
		89,679
Diversified Consumer Services (0.8%)
451	ServiceMaster Global Holdings, Inc.(a)	22,045

Shares	Security Description	Value

Common Stocks, continued:
Electric Utilities (2.7%)
549	Edison International	$44,617
783	PPL Corp.	28,713
		73,330
Electrical Equipment (0.3%)
94	Regal-Beloit Corp.	7,233
Electronic Equipment, Instruments & Components (1.0%)
370	CDW Corp.	25,904
Energy Equipment & Services (1.0%)
589	Patterson-UTI Energy, Inc.	12,717
573	RPC, Inc.	13,774
		26,491
Equity Real Estate Investment Trusts (6.3%)
773	American Homes 4 Rent, Class A	16,604
199	Apartment Investment & Management Co., Class A	8,774
387	Apple Hospitality REIT, Inc.	7,539
189	DCT Industrial Trust, Inc.	11,366
261	Douglas Emmett, Inc.	10,521
906	Duke Realty Corp.	25,486
171	Equity LifeStyle Properties, Inc.	15,443
157	Lamar Advertising Co.	11,811
310	Prologis, Inc.	20,531
99	Regency Centers Corp.	6,713
510	Retail Properties of America	6,661
82	SL Green Realty Corp.	8,383
3,061	Vereit, Inc.	23,876
		173,708
Food & Staples Retailing (0.4%)
355	US Foods Holding Corp.(a)	10,338
Food Products (4.4%)
705	Hormel Foods Corp.	25,697
128	Ingredion, Inc.	17,725
102	Kellogg Co.	6,748
477	Pinnacle Foods, Inc.	27,776
498	Tyson Foods, Inc., Class A	40,961
		118,907
Gas Utilities (0.5%)
296	UGI Corp.	14,507
Health Care Equipment & Supplies (3.3%)
138	Hill-Rom Holdings, Inc.	11,668
1,233	Hologic, Inc.(a)	51,441
100	Teleflex, Inc.	26,552
		89,661
Health Care Providers & Services (3.4%)
518	AmerisourceBergen Corp.	43,937
109	Henry Schein, Inc.(a)	7,788
138	LifePoint Health, Inc.(a)	6,596
69	Quest Diagnostics, Inc.	6,794
134	Well Care Health Plans, Inc.(a)	28,541
		93,656
Health Care Technology (0.4%)
202	Veeva Systems, Inc.(a)	12,162
Hotels, Restaurants & Leisure (0.3%)
83	Darden Restaurants, Inc.	6,999
Household Durables (4.4%)
777	D.R. Horton, Inc.	39,627
201	Leggett & Platt, Inc.	9,696
13	NVR, Inc.(a)	45,175
529	Pulte Homes, Inc.	18,055
111	Tupperware Brands Corp.	7,006
		119,559
Household Products (0.8%)
318	Church & Dwight Co., Inc.	14,974
50	The Clorox Co.	6,965

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Household Products, continued:
		$21,939
Independent Power & Renewable Electricity Producers (0.2%)
494	AES Corp.	5,227
Insurance (4.7%)
328	Assured Guaranty, Ltd.	11,910
134	Cincinnati Financial Corp.	10,014
422	FNF Group	17,074
134	Principal Financial Group, Inc.	9,486
91	The Hanover Insurance Group, Inc.	9,792
613	The Hartford Financial Services Group, Inc.	35,211
668	The Progressive Corp.	35,523
		129,010
Internet & Direct Marketing Retail (0.6%)
135	Expedia, Inc.	16,538
Internet Software & Services (1.4%)
326	VeriSign, Inc.(a)	37,523
IT Services (5.1%)
183	Broadridge Financial Solutions, Inc.	16,518
348	CSRA, Inc.	10,068
146	DST Systems, Inc.	9,137
95	Euronet Worldwide, Inc.(a)	8,678
338	Fiserv, Inc.(a)	44,429
265	Paychex, Inc.	17,837
466	Total System Services, Inc.	34,652
		141,319
Leisure Products (1.5%)
437	Hasbro, Inc.	40,650
Life Sciences Tools & Services (1.5%)
78	Charles River Laboratories
	International, Inc.(a)	8,128
171	Waters Corp.(a)	33,716
		41,844
Machinery (3.0%)
181	AGCO Corp.	12,811
874	Allison Transmission Holdings, Inc.	35,868
108	Crane Co.	9,220
174	The Timken Co.	8,683
218	The Toro Co.	14,225
		80,807
Metals & Mining (2.1%)
215	Reliance Steel & Aluminum Co.	16,901
1,032	Steel Dynamics, Inc.	39,732
		56,633
Mortgage Real Estate Investment Trusts (1.1%)
786	AGNC Investment Corp.	15,641
567	Annaly Capital Management, Inc.	6,617
295	Starwood Property Trust, Inc.	6,396
		28,654
Multi-Utilities (1.1%)
239	CenterPoint Energy, Inc.	7,172
153	SCANA Corp.	6,605
56	Sempra Energy	6,775

Shares	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
120	WEC Energy Group, Inc.	$8,340
		28,892
Oil, Gas & Consumable Fuels (2.4%)
1,568	Marathon Oil Corp.	23,269
252	Murphy Oil Corp.	7,043
191	ONEOK, Inc.	9,913
280	PBF Energy, Inc.	9,064
225	The Williams Cos., Inc.	6,536
727	WPX Energy, Inc.(a)	9,211
		65,036
Paper & Forest Products (0.4%)
208	Domtar Corp.	10,030
Professional Services (0.9%)
412	Robert Half International, Inc.	23,500
Real Estate Management & Development (0.9%)
282	CBRE Group, Inc., Class A(a)	12,228
456	Realogy Holdings Corp.	12,726
		24,954
Road & Rail (0.8%)
177	Old Dominion Freight Line, Inc.	22,875
Semiconductors & Semiconductor Equipment (2.4%)
299	Lam Research Corp.	57,506
445	ON Semiconductor Corp.(a)	8,936
		66,442
Software (3.2%)
425	Cadence Design Systems, Inc.(a)	18,662
182	Manhattan Associates, Inc.(a)	8,072
550	Take-Two Interactive Software(a)	61,352
		88,086
Specialty Retail (1.8%)
447	Best Buy Co., Inc.	26,645
120	Murphy USA, Inc.(a)	9,462
255	Williams-Sonoma, Inc.	13,046
		49,153
Technology Hardware, Storage & Peripherals (0.6%)
192	Western Digital Corp.	15,141
Trading Companies & Distributors (1.5%)
403	HD Supply Holdings, Inc.(a)	14,903
203	MSC Industrial Direct Co., Inc., Class A	18,284
44	Watsco, Inc.	7,370
		40,557
Water Utilities (0.3%)
89	American Water Works Co., Inc.	8,149
Total Common Stocks		2,633,349

Investment in Affiliates (3.0%)
80,828	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(b)	80,828
Total Investment in Affiliates		80,828
Total Investments (Cost $2,473,552) - 99.9%		2,714,177
Other assets in excess of liabilities — 0.1%		1,697
Net Assets - 100.0%		$2,715,874

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (81.0%)
Aerospace & Defense (1.4%)
2,110	Northrop Grumman Corp.	$648,614
Airlines (1.3%)
11,925	Delta Air Lines, Inc.	631,071
Banks (3.6%)
16,945	Bank of America Corp.	477,341
8,075	Citigroup, Inc.	609,663
37,443	Southern National Bancorp of Virginia, Inc.	639,151
		1,726,155
Biotechnology (3.5%)
11,810	Gilead Sciences, Inc.	883,152
14,025	Sarepta Therapeutics, Inc.(a)	780,772
		1,663,924
Building Products (0.8%)
10,230	USG Corp.(a)	388,842
Chemicals (7.8%)
23,010	Monsanto Co.	2,723,002
41,060	Valvoline, Inc.	1,012,540
		3,735,542
Commercial Services & Supplies (10.3%)
76,640	Advanced Disposal Services, Inc., Class I(a)	1,788,010
10,425	Clean Harbors, Inc.(a)	561,491
88,705	Covanta Holding Corp.	1,348,315
11,155	McGrath Rentcorp	533,209
13,250	US Ecology, Inc.	681,713
		4,912,738
Communications Equipment (6.0%)
14,630	Applied Optoelectronics, Inc.(a)	638,746
33,600	Cisco Systems, Inc.	1,253,280
8,100	Lumentum Holdings, Inc.(a)	437,805
27,060	Radware, Ltd.(a)	547,694
		2,877,525
Construction & Engineering (3.1%)
11,220	Fluor Corp.	543,160
32,985	Primoris Services Corp.	923,250
		1,466,410
Construction Materials (1.5%)
5,776	Vulcan Materials Co.	725,754
Diversified Financial Services (3.2%)
4,177	Berkshire Hathaway, Inc., Class B(a)	806,203
8,532	ORIX Corp. ADR	736,056
		1,542,259
Electronic Equipment, Instruments & Components (2.1%)
21,265	FLIR Systems, Inc.	990,524
Food Products (1.2%)
10,217	Pinnacle Foods, Inc.	594,936
Gas Utilities (2.8%)
15,575	WGL Holdings, Inc.	1,316,711
Health Care Equipment & Supplies (1.0%)
6,431	Nevro Corp.(a)	481,167
Hotels, Restaurants & Leisure (1.0%)
9,735	Cheesecake Factory, Inc.	477,404
Household Durables (1.6%)
9,890	Installed Building Products, Inc.(a)	762,025
Insurance (3.5%)
4,375	American Financial Group	459,638
2,331	Chubb, Ltd.	354,568
2,987	Travelers Companies, Inc.	404,948
6,904	W.R. Berkley Corp.	477,204

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
		$1,696,358
Internet Software & Services (2.1%)
974	Alphabet, Inc., Class C(a)^	994,853
Machinery (3.5%)
30,290	FANUC Corp. ADR	757,341
29,950	KOMATSU, Ltd. ADR	936,506
		1,693,847
Media (1.7%)
8,655	Time Warner, Inc.	792,019
Multiline Retail (1.4%)
14,570	Nordstrom, Inc.	662,207
Oil, Gas & Consumable Fuels (1.5%)
24,380	The Williams Cos., Inc.	708,239
Pharmaceuticals (2.9%)
119,804	MediWound, Ltd.(a)	551,098
55,235	Teva Pharmaceutical Industries, Ltd. ADR	818,584
		1,369,682
Road & Rail (1.4%)
5,116	Union Pacific Corp.	647,174
Semiconductors & Semiconductor Equipment (4.3%)
18,022	NXP Semiconductors NV(a)	2,043,515
Software (2.1%)
20,460	Oracle Corp.	1,003,768
Specialty Retail (3.0%)
13,504	Hibbett Sports, Inc.(a)	269,405
8,157	Lowe’s Cos., Inc.	680,049
9,485	Monro Muffler Brake, Inc.	478,518
		1,427,972
Trading Companies & Distributors (1.4%)
28,400	BMC Stock Holdings, Inc.(a)	656,040
Total Common Stocks		38,637,275

Corporate Bonds (13.7%)
Energy Equipment & Services (2.1%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 1/5/18 @ 102*	980,846
Household Durables (3.3%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 1/5/18 @ 105*	1,592,596
Software (6.0%)
1,090,000	Microsoft Corp., 2.38%, 5/1/23, Callable 2/1/23 @ 100*	1,080,257
1,800,000	VMware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100*	1,807,621
		2,887,878
Technology Hardware, Storage & Peripherals (2.3%)
1,090,000	Apple, Inc., 2.40%, 5/3/23	1,078,259
Total Corporate Bonds		6,539,579

Investment Companies (3.3%)

47,250	iShares Currency Hedged MSCI Japan ETF	1,571,063
Total Investment Companies		1,571,063

Investment in Affiliates (4.4%)
2,095,460	Cavanal Hill Government Securities
	Money Market Fund, Select Shares, 0.87%(b)	2,095,460
Total Investment in Affiliates		2,095,460
Total Investments (Cost $44,690,629) - 102.4%		48,843,377

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Liabilities in excess of other assets — (2.4)%		$(1,128,873)
Net Assets - 100%		$47,714,504

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

^	All or a portion of the shares have been committed as collateral for short positions.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

November 30, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (94.2%)
Aerospace & Defense (0.6%)
6,000	Hexcel Corp.	$372,000
Auto Components (2.0%)
9,000	Visteon Corp.(a)	1,185,210
Chemicals (2.5%)
6,000	Albemarle Corp.	805,920
7,000	FMC Corp.	660,800
		1,466,720
Commercial Services & Supplies (1.4%)
56,000	Covanta Holding Corp.	851,200
Construction & Engineering (1.0%)
15,000	Quanta Services, Inc.(a)	568,500
Electric Utilities (0.6%)
601	ALLETE, Inc.	48,381
531	Duke Energy Corp.	47,355
4,134	Enersis Americas SA ADR	40,596
1,559	Korea Electric Power Corp. ADR	27,205
268	MGE Energy, Inc.	17,688
474	NextEra Energy, Inc.	74,910
362	Otter Tail Corp.	17,485
1,075	Pampa Energia SA ADR(a)	68,499
751	The Southern Co.	38,451
		380,570
Electrical Equipment (1.5%)
25,582	TPI Composites, Inc.(a)	484,523
20,000	Vestas Wind Systems A/S ADR	426,000
		910,523
Energy Equipment & Services (18.2%)
204	Baker Hughes A GE Co.	6,065
34,827	Halliburton Co.	1,455,072
741	Helmerich & Payne, Inc.	43,408
71,559	Patterson-UTI Energy, Inc.	1,544,959
75,300	ProPetro Holding Corp.(a)	1,413,381
19,983	Schlumberger Ltd.	1,255,932
46,100	Technipfmc PLC	1,320,304
68,966	Tenaris SA ADR	2,016,566
79,240	Unit Corp.(a)	1,694,943
		10,750,630
Gas Utilities (0.8%)
1,625	Atmos Energy Corp.	149,971
220	Chesapeake Utilities Corp.	18,821
468	National Fuel & Gas Co.	27,518
519	Northwest Natural Gas Co.	35,889
741	ONE Gas, Inc.	58,724
226	Southwest Gas Corp.	19,422
622	Spire, Inc.	51,160
959	UGI Corp.	47,001
490	WGL Holdings, Inc.	41,425
		449,931
Independent Power & Renewable Electricity Producers (0.6%)
14,401	AES Corp.	152,363
180	Ormat Technologies, Inc.	11,799
9,022	Vistra Energy Corp.	170,515
		334,677
Machinery (1.6%)
13,000	Pentair PLC	925,080
Multi-Utilities (1.1%)
624	Consolidated Edison, Inc.	55,561
1,031	Dominion Resources, Inc.	86,738
594	DTE Energy Co.	68,649
2,147	MDU Resources Group, Inc.	60,009
3,192	National Grid PLC ADR	191,871

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
481	NorthWestern Corp.	$30,909
775	Sempra Energy	93,766
437	Vectren Corp.	30,372
329	WEC Energy Group, Inc.	22,862
		640,737
Oil, Gas & Consumable Fuels (61.0%)
28,700	Anadarko Petroleum Corp.	1,380,183
3,632	Andeavor	383,067
5,263	Chevron Corp.	626,244
126	CNOOC Ltd. ADR	17,242
12,700	Concho Resources, Inc.(a)	1,776,222
27,212	ConocoPhillips	1,384,547
44,350	Continental Resources, Inc.(a)	2,099,086
21,386	Delek Logistics Partners LP	625,541
13,000	Diamondback Energy, Inc.(a)	1,421,030
56,586	Enbridge, Inc.	2,133,858
187,936	Encana Corp.	2,225,161
17,165	EOG Resources, Inc.	1,756,323
27,122	Exxon Mobil Corp.	2,258,991
12,000	Imperial Oil Ltd.	371,160
6,547	Kinder Morgan, Inc.	112,805
129,700	Marathon Oil Corp.	1,924,748
3,113	Marathon Petroleum Corp.	194,967
20,722	Occidental Petroleum Corp.	1,460,901
5,979	Pembina Pipeline Corp.	208,428
30,143	Phillips 66	2,940,750
5,000	Pioneer Natural Resources Co.	780,200
34,988	RSP Permian, Inc.(a)	1,285,109
19,300	The Williams Cos., Inc.	560,665
25,209	TOTAL SA ADR	1,425,569
43,285	TransCanada Corp.	2,078,979
17,120	Ultrapar Participacoes SA ADR	366,197
17,490	Valero Energy Corp.	1,497,494
39,456	Woodside Petroleum Ltd. ADR	929,031
139,700	WPX Energy, Inc.(a)	1,769,999
		35,994,497
Trading Companies & Distributors (0.9%)
35,000	MRC Global, Inc.(a)	549,850
Water Utilities (0.4%)
704	American States Water Co.	40,614
1,643	American Water Works Co., Inc.	150,433
1,119	Aqua America, Inc.	42,511
		233,558
Total Common Stocks		55,613,683
Corporate Bonds (3.9%)
Energy Equipment & Services (2.0%)
210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100*	153,300
121,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100*	118,580
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100*	386,281
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100*	533,750
		1,191,911
Oil, Gas & Consumable Fuels (1.9%)
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 1/5/18 @ 103*	509,375
275,000	Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 5/31/20 @ 104*	283,852

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$325,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100*	$316,875
		1,110,102
Total Corporate Bonds		2,302,013

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (1.8%)
1,035,673	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.87%(b)	$1,035,673
Total Investment in Affiliates		1,035,673
Total Investments (Cost $52,475,925) - 99.9%		58,951,369
Other assets in excess of liabilities — 0.1%		72,719
Net Assets - 100%		$59,024,088

The Advisor has determined that 45.2% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2017.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

November 30, 2017(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of November 30, 2017, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares, and both the U.S. Treasury Fund and the Government Securities Money Market Fund are authorized to issue an unlimited number of Institutional Shares. As of November 30, 2017, both the Select and Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

November 30, 2017(Unaudited)

The following is a summary categorization, as of November 30, 2017, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$799,893,066	$—	$799,893,066
Repurchase Agreements	—	440,449,652	—	440,449,652
Investment Companies	62,000,000	—	—	62,000,000
Total Investments	62,000,000	1,240,342,718	—	1,302,342,718

Government Securities Money Market
U.S. Government Agency Securities	—	509,258,280	—	509,258,280
U.S. Treasury Obligations	—	349,970,461	—	349,970,461
Repurchase Agreements	—	642,182,700	—	642,182,700
Investment Companies	5,000,000	—	—	5,000,000
Total Investments	5,000,000	1,501,411,441	—	1,506,411,441

Intermediate Tax-Free Bond Fund
Municipal Bonds[1]	—	35,321,282	—	35,321,282
Affiliated Investment Companies	533,914	—	—	533,914
Total Investments	533,914	35,321,282	—	35,855,196

Limited Duration Fund
Asset Backed Securities	—	19,693,319	—	19,693,319
Mortgage Backed Securities[2]	—	37,502,489	—	37,502,489
Corporate Bonds[3]	—	8,507,001	—	8,507,001
Taxable Municipal Bonds[1]	—	2,678,405	—	2,678,405
U.S. Treasury Obligations	—	27,303,181	—	27,303,181
Affiliated Investment Companies	4,091,999	—	—	4,091,999
Total Investments	4,091,999	95,684,395	—	99,776,394

Moderate Duration Fund
Asset Backed Securities	—	1,398,036	—	1,398,036
Mortgage Backed Securities[2]	—	16,858,012	—	16,858,012
Corporate Bonds[3]	—	4,223,981	—	4,223,981
Taxable Municipal Bonds[1]	—	2,138,399	—	2,138,399
U.S. Government Agency Securities	—	3,234,779	—	3,234,779
U.S. Treasury Obligations	—	13,530,355	—	13,530,355
Affiliated Investment Companies	1,021,265	—	—	1,021,265
Total Investments	1,021,265	41,383,562	—	42,404,827

Bond Fund
Asset Backed Securities	—	1,425,571	—	1,425,571
Mortgage Backed Securities[2]	—	41,490,934	—	41,490,934
Corporate Bonds[3]	—	10,062,276	—	10,062,276
Taxable Municipal Bonds[1]	—	12,647,631	—	12,647,631
U.S. Government Agency Securities	—	9,669,922	—	9,669,922
U.S. Treasury Obligations	—	45,643,113	—	45,643,113
Affiliated Investment Companies	1,502,708	—	—	1,502,708
Total Investments	1,502,708	120,939,447	—	122,442,155

Active Core Fund
Common Stocks[3]	26,551,012	—	—	26,551,012
Asset Backed Securities	—	824,937	—	824,937
Mortgage Backed Securities[2]	—	7,262,871	—	7,262,871
Corporate Bonds[3]	—	1,981,003	—	1,981,003
Taxable Municipal Bonds[1]	—	1,522,824	—	1,522,824
U.S. Government Agency Securities	—	1,259,380	—	1,259,380
U.S. Treasury Obligations	—	8,435,585	—	8,435,585
Investment Companies	3,920,223	—	—	3,920,223
Affiliated Investment Companies	2,446,465	—	—	2,446,465
Total Investments	32,917,700	21,286,600	—	54,204,300

Mid Cap Core Equity Fund
Common Stocks[3]	2,633,349	—	—	2,633,349
Affiliated Investment Companies	80,828	—	—	80,828
Total Investments	2,714,177	—	—	2,714,177

Opportunistic Fund
Common Stocks[3]	38,637,275	—	—	38,637,275
Corporate Bonds[3]	—	6,539,579	—	6,539,579
Investment Companies	1,571,063	—	—	1,571,063
Affiliated Investment Companies	2,095,460	—	—	2,095,460
Total Investments	42,303,798	6,539,579	—	48,843,377

World Energy Fund
Common Stocks[3]	55,613,683	—	—	55,613,683
Corporate Bonds[3]	—	2,302,013	—	2,302,013
Affiliated Investment Companies	1,035,673	—	—	1,035,673
Total Investments	56,649,356	2,302,013	—	58,951,369

1	Please see the Schedule of Portfolio Investments for State classification.
2	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
3	Please see the Schedule of Portfolio Investments for Industry classification.

Notes to Schedule of Portfolio Investments

November 30, 2017(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the year ended August 31, 2017 and the period ended November 30, 2017 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of November 30, 2017, based on levels assigned to securities on August 31, 2017.

Securities Valuation:

The Money Market Funds, which operate as either government or retail funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity, and of sufficient credit quality, are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending November 30, 2017.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Notes to Schedule of Portfolio Investments

November 30, 2017(Unaudited)

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.

The Funds did not hold purchased options during the period ending November 30, 2017.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2017 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Goal Capital Funding Trust 2007-1, Series 2007-1, A3, 141.83%, 9/25/28	04/18/17	$1,486,961	$285,162	$285,109
Sun Trust Student Loan Trust, Series 2006-1A, B, 164.80%, 10/28/37	05/26/17	1,340,018	1,347,620	1,244,542

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.    Credit Risk and Other Risk Considerations:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 22, 2018

By (Signature and Title)*		/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	January 23, 2018

* Print the name and title of each signing officer under his or her signature.